SHARE CAPITAL (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
SHARE CAPITAL [Abstract]
Common stock, value authorized	$ 500,000,000
Common stock, shares authorized (in shares)	500,000,000
Ordinary shares par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares issued (in shares)	203,530,979	203,530,979